Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Provisions [abstract]
Provisions

	As at 30.06.21	As at 31.12.20
	£m	£m
Customer redress	449	497
Legal, competition and regulatory matters	223	268
Redundancy and restructuring	88	158
Undrawn contractually committed facilities and guarantees	713	1,064
Onerous contracts	14	28
Sundry provisions	285	289
Total	1,772	2,304